Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Increase in future minimum payments	$ 8,000,000
Future minimum sublease income	200,000	$ 200,000
Rent expense		1,600,000	$ 1,700,000	$ 900,000
Accrued Expenses
Loss Contingencies [Line Items]
Deferred rent expense	$ 100,000	100,000	200,000
Former Owner of Vocal
Loss Contingencies [Line Items]
Rent expense		$ 44,000	$ 50,000	$ 46,000